Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.8%
Aerospace & Defense — 1.2%
Hexcel Corp.	8,624	$540,725
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	14,331	629,991
Banks — 10.0%
Comerica, Inc.	5,742	393,442
First Bancorp	18,234	402,060
First Citizens BancShares, Inc., Class A	334	597,579
First Hawaiian, Inc.	14,477	359,464
Independent Bank Corp.	6,766	468,004
Texas Capital Bancshares, Inc.*	4,400	371,932
UMB Financial Corp.	5,255	621,929
Walker & Dunlop, Inc.	4,958	414,588
Webster Financial Corp.	7,405	440,153
Wintrust Financial Corp.	3,688	488,439
		4,557,590
Building Materials — 0.3%
Gibraltar Industries, Inc.*	2,265	142,242
Chemicals — 2.4%
Avient Corp.	13,979	460,608
RPM International, Inc.	5,601	660,246
		1,120,854
Commercial Services — 6.4%
ADT, Inc.	70,127	610,806
First Advantage Corp.*	29,029	446,756
GXO Logistics, Inc.*	10,576	559,365
Herc Holdings, Inc.	2,130	248,486
Laureate Education, Inc.*	23,653	746,016
WillScot Holdings Corp.	15,995	337,654
		2,949,083
Computers — 5.6%
CACI International, Inc., Class A*	1,307	651,906
Crane NXT Co.	7,734	518,719
Globant S.A.*	4,921	282,367
Lumentum Holdings, Inc.*	3,207	521,811
NCR Atleos Corp.*	15,119	594,328
		2,569,131
Distribution & Wholesale — 1.1%
Core & Main, Inc., Class A*	9,513	512,085
Diversified Financial Services — 2.9%
Cboe Global Markets, Inc.	1,055	258,739
Invesco Ltd.	26,353	604,538
Stifel Financial Corp.	3,912	443,894
		1,307,171
Electric — 1.7%
IDACORP, Inc.	5,958	787,350
Electronics — 2.1%
Avnet, Inc.	7,335	383,474
TD SYNNEX Corp.	3,593	588,354
		971,828
	Number of Shares	Value†

Engineering & Construction — 1.2%
Fluor Corp.*	13,347	$561,508
Environmental Control — 1.4%
Pentair PLC	5,973	661,569
Food — 1.0%
Nomad Foods Ltd.	33,192	436,475
Gas — 1.7%
Chesapeake Utilities Corp.	2,161	291,065
ONE Gas, Inc.	6,107	494,301
		785,366
Healthcare Products — 4.0%
Bio-Techne Corp.	3,507	195,094
Envista Holdings Corp.*	26,663	543,125
Globus Medical, Inc., Class A*	9,087	520,413
Integer Holdings Corp.*	5,752	594,354
		1,852,986
Healthcare Services — 4.7%
Encompass Health Corp.	5,737	728,714
ICON PLC*	3,687	645,225
Tenet Healthcare Corp.*	3,853	782,313
		2,156,252
Home Builders — 0.7%
Taylor Morrison Home Corp.*	4,698	310,115
Home Furnishings — 0.9%
MillerKnoll, Inc.	23,516	417,174
Household Products & Wares — 1.0%
WD-40 Co.	2,244	443,414
Insurance — 3.1%
American Financial Group, Inc.	4,635	675,412
The Hanover Insurance Group, Inc.	4,055	736,510
		1,411,922
Internet — 1.8%
Criteo S.A., ADR*	15,093	341,102
F5, Inc.*	1,486	480,260
		821,362
Investment Companies — 1.2%
HA Sustainable Infrastructure Capital, Inc.	17,803	546,552
Iron & Steel — 1.6%
Reliance, Inc.	2,582	725,103
Leisure Time — 1.1%
Brunswick Corp.	7,959	503,327
Machinery — Construction & Mining — 1.3%
Oshkosh Corp.	4,756	616,853
Machinery — Diversified — 2.1%
CNH Industrial N.V.	37,323	404,954

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
Regal Rexnord Corp.	3,981	$571,035
		975,989
Media — 1.3%
Nexstar Media Group, Inc.	2,981	589,463
Miscellaneous Manufacturing — 1.2%
JBT Marel Corp.	3,769	529,356
Oil & Gas — 3.3%
HF Sinclair Corp.	4,483	234,640
Magnolia Oil & Gas Corp., Class A	19,359	462,100
Matador Resources Co.	10,514	472,394
Northern Oil & Gas, Inc.	12,885	319,548
		1,488,682
Oil & Gas Services — 1.4%
TechnipFMC PLC	16,781	662,010
Packaging and Containers — 2.2%
Graphic Packaging Holding Co.	29,063	568,763
O-I Glass, Inc.*	34,418	446,401
		1,015,164
Real Estate — 1.6%
Jones Lang LaSalle, Inc.*	2,501	745,998
Retail — 5.9%
AutoNation, Inc.*	1,470	321,592
Bath & Body Works, Inc.	20,563	529,703
BJ's Wholesale Club Holdings, Inc.*	7,985	744,601
Cracker Barrel Old Country Store, Inc.	5,665	249,600
Dollar Tree, Inc.*	5,591	527,623
Group 1 Automotive, Inc.	713	311,944
		2,685,063
Savings & Loans — 0.6%
Flagstar Financial, Inc.	24,340	281,127
Semiconductors — 2.8%
FormFactor, Inc.*	9,838	358,300
IPG Photonics Corp.*	6,508	515,368
ON Semiconductor Corp.*	8,234	406,019
		1,279,687
Software — 2.0%
ACI Worldwide, Inc.*	10,430	550,391
Nice Ltd., ADR*	2,520	364,846
		915,237
Telecommunications — 0.9%
Calix, Inc.*	6,693	410,749
Transportation — 4.5%
ArcBest Corp.	6,692	467,570
C.H. Robinson Worldwide, Inc.	4,696	621,751
Kirby Corp.*	6,229	519,810
Star Bulk Carriers Corp.	25,314	470,587
		2,079,718
	Number of Shares	Value†

Trucking and Leasing — 1.2%
GATX Corp.	3,042	$531,742
TOTAL COMMON STOCKS (Cost $39,794,216)		42,528,013

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Apartments — 1.1%
Independence Realty Trust, Inc.	30,700	503,173
Diversified — 0.6%
Broadstone Net Lease, Inc.	16,099	287,689
Healthcare — 1.4%
American Healthcare REIT, Inc.	14,760	620,068
Hotels & Resorts — 0.6%
Ryman Hospitality Properties, Inc.	2,982	267,158
Industrial — 0.9%
STAG lndustrial, Inc.	12,097	426,903
Office Property — 1.4%
COPT Defense Properties	21,238	617,176
Storage & Warehousing — 0.6%
CubeSmart	6,750	274,455
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,011,020)		2,996,622

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $340,584)	340,584	340,584
TOTAL INVESTMENTS — 100.1% (Cost $43,145,820)		$45,865,219
Other Assets & Liabilities — (0.1)%		(45,607)
TOTAL NET ASSETS — 100.0%		$45,819,612

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
SMID Cap Value Fund
Country Weightings as of 9/30/2025††
United States	90%
United Kingdom	5
Ireland	1
Greece	1
Puerto Rico	1
Israel	1
France	1
Total	100%
††	% of total investments as of September 30, 2025.
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